Recapitalization (Tables)	3 Months Ended
Mar. 31, 2025
Recapitalization [Abstract]
Schedule of Number of Shares of Common Stock Outstanding

The number of shares of Common Stock of Fold Holdings as of March 31, 2025 was as follows:

Shares by Type	Number of shares by type as of March 31, 2025
FTAC Emerald total shares outstanding prior to the Merger	14,237,038
Less: Redemption of FTAC Emerald shares	(3,304,183)
Class A Shares of FTAC Emerald	10,932,855
Shares issued for Fold Common Stock	34,067,810
Exercise of Series B warrants	500,000
Issuance of March 2025 Closing Shares	750,000
Total Shares of Common Stock outstanding	46,250,665